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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-08365

Evergreen Select Fixed Income Trust

(Exact name of registrant as specified in charter)

200 Berkeley Street
Boston, Massachusetts 02116

(Address of principal executive offices)    (Zip code)

Michael H. Koonce, Esq.
200 Berkeley Street
Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code:   (617) 210-3200

Date of fiscal year end:

Registrant is making a quarterly filing for four of its series, Evergreen Adjustable Rate Fund, Evergreen Institutional Enhanced Income Fund, Evergreen Limited Duration Fund and Evergreen Short Intermediate Bond Fund, for the quarter ended September 30, 2006. These four series have a June 30 fiscal year end.

Date of reporting period:           September 30, 2006

Item 1 – Schedule of Investments

EVERGREEN ADJUSTABLE RATE FUND
SCHEDULE OF INVESTMENTS

September 30, 2006 (unaudited)
	Principal Amount	Value

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 12.8%
FIXED-RATE 2.0%
FHLMC:
Ser. 1900, Class P, 0.00%, 05/15/2007 ¤	$234,120	$232,874
Ser. 2106, Class ZD, 6.00%, 12/15/2028	10,515,948	10,821,414
Ser. 2403, Class KE, 6.50%, 01/15/2032	8,323,951	8,626,277
Ser. 2459, Class VM, 6.50%, 11/15/2014	1,848,582	1,895,369
Ser. 2480, Class EH, 6.00%, 11/15/2031	1,920,427	1,917,739
FNMA:
Ser. 1989-96, Class H, 9.00%, 12/25/2019	91,168	98,025
Ser. 1992-87, Class Z, 8.00%, 05/25/2022	149,702	162,737
Ser. 1994-51, Class PJ, 6.50%, 09/25/2023	1,868,080	1,865,969
Ser. 1999-7, Class D, 6.00%, 03/18/2028	262,399	262,021
Ser. G93-1, Class K, 6.68%, 01/25/2023	3,175,642	3,188,980
Vendee Mortgage Trust, Ser. 1993-1, Class ZB, 7.25%, 02/15/2023	33,607,582	35,646,554

		64,717,959

FLOATING-RATE 10.8%
FHLMC:
Ser. 20, Class F, 5.98%, 10/25/2023	1,383,491	1,429,271
Ser. 21, Class F, 5.875%, 10/25/2023	1,195,979	1,235,111
Ser. 31, Class FA, 5.78%, 04/25/2024	702,250	724,293
Ser. 1380, Class FB, 4.15%, 10/15/2007	746,332	758,109
Ser. 1506, Class FD, 6.375%, 05/15/2008	79,307	79,880
Ser. 1513, Class AG, 4.01%, 05/15/2008	1,857,175	1,893,947
Ser. 1671, Class QA, 5.13%, 02/15/2024	590,190	609,731
Ser. 1686, Class FE, 5.28%, 02/15/2024	57,056	58,772
Ser. 1691, Class EA, 5.83%, 02/15/2024	1,090,756	1,113,051
Ser. 1698, Class FC, 3.96%, 03/15/2009	4,404,255	4,524,359
Ser. 1730, Class FA, 4.30%, 05/15/2024	1,613,767	1,635,956
Ser. 2293, Class FM, 5.53%, 03/15/2031	1,895,394	1,899,015
Ser. 2314, Class FG, 5.73%, 06/15/2029	3,213,535	3,236,383
Ser. 2315, Class FW, 5.88%, 04/15/2027	960,342	985,964
Ser. 2322, Class FE, 5.78%, 08/15/2028	2,484,739	2,563,157
Ser. 2339, Class F, 5.83%, 06/15/2029	4,411,316	4,566,903
Ser. 2388, Class FG, 5.83%, 12/31/2031	2,446,305	2,521,626
Ser. 2389, Class FI, 6.08%, 06/15/2031	2,637,741	2,722,175
Ser. 2391, Class EF, 5.83%, 06/15/2031	1,130,461	1,170,185
Ser. 2395, Class FD, 5.93%, 05/15/2029	2,584,102	2,675,191
Ser. 2396, Class FM, 5.78%, 12/15/2031	650,885	672,429
Ser. 2418, Class FO, 6.23%, 02/15/2032	5,751,675	5,979,211
Ser. 2422, Class FC, 5.83%, 02/15/2032	4,080,012	4,206,492
Ser. 2425, Class FO, 6.23%, 03/15/2032	8,524,672	8,842,983
Ser. 2431, Class F, 5.83%, 03/15/2032	10,092,600	10,401,534
Ser. 2436, Class FA, 6.33%, 03/15/2032	1,358,691	1,383,062
Ser. 2461, Class FI, 5.83%, 04/15/2028	1,425,010	1,474,030
Ser. 2464, Class FE, 6.33%, 03/15/2032	1,830,877	1,872,389
Ser. 2466, Class FV, 5.88%, 03/15/2032	2,067,423	2,138,811
Ser. 2470, Class FB, 5.78%, 04/15/2027	3,174,803	3,285,667
Ser. 2475, Class FD, 5.88%, 06/15/2031	4,491,348	4,648,141
Ser. 2481, Class FC, 6.33%, 05/15/2031	2,615,176	2,693,671
Ser. 2481, Class FE, 6.33%, 03/15/2032	4,160,039	4,275,480
Ser. 2526, Class FM, 5.73%, 05/15/2029	8,025,151	8,291,987
Ser. 2534, Class EF, 5.68%, 05/15/2022	5,251,634	5,413,647
Ser. 2534, Class FJ, 5.68%, 04/15/2022	3,827,295	3,945,444
Ser. 2547, Class FM, 5.88%, 01/15/2033	7,934,761	8,158,204
Ser. 2631, Class FC, 5.73%, 06/15/2033	5,820,520	5,987,627
Ser. T-62, Class 1A1, 5.63%, 10/25/2044 µ	68,159,828	68,626,722

EVERGREEN ADJUSTABLE RATE FUND
SCHEDULE OF INVESTMENTS continued

September 30, 2006 (unaudited)
	Principal Amount	Value

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS continued
FLOATING-RATE continued
FNMA:
Ser. 1992-39, Class FA, 4.74%, 03/25/2022	$1,066,994	$1,098,641
Ser. 1992-45, Class F, 4.74%, 04/25/2022	246,230	253,846
Ser. 1992-187, Class FA, 4.98%, 10/25/2007	99,130	101,812
Ser. 1993-62, Class FA, 5.38%, 04/25/2023	1,810,233	1,861,571
Ser. 1993-113, Class FA, 4.14%, 07/25/2023	998,717	1,026,062
Ser. 1993-165, Class FE, 6.49%, 09/25/2023	3,206,334	3,313,906
Ser. 1993-170, Class FC, 5.03%, 09/25/2008	84,028	86,426
Ser. 1993-191, Class FC, 4.98%, 10/25/2008	2,638,329	2,710,830
Ser. 1993-197, Class FB, 5.03%, 10/25/2008	115,328	118,694
Ser. 1993-229, Class FB, 5.13%, 12/25/2008	352,018	362,625
Ser. 1993-247, Class FO, 5.23%, 12/25/2023	499,326	514,935
Ser. 1994-14, Class F, 5.78%, 10/25/2023	1,966,622	2,047,548
Ser. 1994-33, Class FA, 5.18%, 03/25/2009	862,147	888,762
Ser. 1994-33, Class FD, 5.18%, 03/25/2009	420,065	432,247
Ser. 1994-55, Class F, 4.04%, 12/25/2023	465,424	477,674
Ser. 1994-61, Class FB, 6.84%, 04/25/2024	1,051,198	1,091,291
Ser. 1994-80, Class F, 5.03%, 02/25/2009	686,670	705,554
Ser. 1997-43, Class FM, 5.84%, 07/18/2027	1,546,715	1,599,597
Ser. 1998-T2, Class A5, 6.43%, 01/25/2032	6,084,109	6,247,163
Ser. 1999-51, Class FJ, 5.93%, 10/25/2029	2,691,814	2,783,848
Ser. 2000-45, Class FA, 5.88%, 12/08/2030	3,775,885	3,876,889
Ser. 2000-45, Class FB, 5.88%, 12/18/2030	2,265,531	2,326,179
Ser. 2001-32, Class FA, 5.88%, 07/25/2031	5,649,497	5,812,485
Ser. 2001-38, Class FB, 5.83%, 08/25/2031	652,374	673,935
Ser. 2001-46, Class F, 5.73%, 09/18/2031	4,459,425	4,606,051
Ser. 2001-59, Class F, 5.93%, 11/25/2031	5,567,082	5,757,031
Ser. 2001-62, Class FK, 5.83%, 07/25/2028	372,211	385,260
Ser. 2001-63, Class FD, 5.93%, 12/18/2031	1,518,044	1,564,997
Ser. 2001-69, Class FA, 5.93%, 07/25/2031	2,711,923	2,805,132
Ser. 2001-71, Class FS, 5.93%, 11/25/2031	2,072,800	2,137,927
Ser. 2001-81, Class F, 5.88%, 01/25/2032	1,106,169	1,144,066
Ser. 2001-81, Class FC, 5.98%, 01/18/2032	1,416,748	1,467,963
Ser. 2001-81, Class FL, 5.98%, 01/18/2032	2,904,188	2,991,429
Ser. 2002-4, Class FD, 5.88%, 02/25/2032	4,273,530	4,414,001
Ser. 2002-5, Class FD, 6.23%, 02/25/2032	2,106,191	2,181,655
Ser. 2002-13, Class FE, 6.23%, 02/27/2031	3,106,253	3,224,508
Ser. 2002-20, Class FK, 5.93%, 04/25/2032	5,355,434	5,538,429
Ser. 2002-34, Class FA, 5.83%, 05/18/2032	3,361,507	3,479,295
Ser. 2002-37, Class F, 6.13%, 11/25/2031	4,309,678	4,481,332
Ser. 2002-52, Class FG, 5.83%, 09/25/2032	14,916,397	15,392,678
Ser. 2002-64, Class FJ, 6.33%, 04/25/2032	5,693,414	5,903,159
Ser. 2002-77, Class TF, 6.33%, 12/18/2032	7,798,197	8,049,127
Ser. 2002-92, Class FB, 5.98%, 04/25/2030	2,532,753	2,610,407
Ser. 2002-95, Class FK, 5.83%, 01/25/2033	7,699,578	7,954,665
Ser. 2003-1, Class FI, 5.63%, 09/25/2023	1,750,890	1,804,450
Ser. 2003-102, Class FT, 5.73%, 10/25/2033	3,149,175	3,235,494
Ser. 2003-119, Class FE, 6.33%, 06/25/2027	15,613,083	16,065,081
Ser. 2003-W8, Class 3F2, 5.68%, 05/25/2042	1,660,687	1,715,141
Ser. 2004-17, Class FT, 5.73%, 04/25/2034	9,336,988	9,587,032
Ser. G92-6, Class F, 4.44%, 08/25/2021	235,805	242,474
Ser. G92-20, Class FB, 4.74%, 04/25/2022	1,194,432	1,231,686
Ser. G93-19, Class FD, 4.14%, 04/25/2023	2,964,829	3,053,062
GNMA, Ser. 2002-66, Class DS, Pro-rata Principal STRIPS, 33.30%, 07/16/2031 +	392,937	763,147

		352,899,809

Total Agency Mortgage-Backed Collateralized Mortgage Obligations (cost $411,962,797)		417,617,768

EVERGREEN ADJUSTABLE RATE FUND
SCHEDULE OF INVESTMENTS continued

September 30, 2006 (unaudited)
	Principal Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES 80.6%
FIXED-RATE 3.1%
FHLMC:
5.34%, 06/01/2029	$1,205,250	$1,260,981
5.50%, 01/01/2007 - 10/01/2035	4,004,979	4,017,832
6.00%, 09/01/2032	111,387	112,247
6.50%, 04/01/2018 - 09/01/2032	11,292,352	11,613,012
7.00%, 11/01/2012 - 09/01/2035	8,900,024	9,235,371
7.50%, 01/01/2016 - 06/01/2016	408,664	427,649
8.50%, 05/01/2020 - 03/01/2023	691,514	741,806
9.75%, 03/01/2016	27,918	28,342
FNMA:
6.50%, 08/01/2013 - 05/01/2033	19,776,402	20,465,354
7.00%, 12/01/2007 - 07/01/2033	6,881,504	7,088,922
7.50%, 11/01/2017 - 01/01/2036	20,905,969	21,935,717
8.00%, 12/01/2026 - 05/01/2033	1,569,465	1,658,494
8.50%, 04/01/2026 - 06/01/2030	459,690	490,125
8.98%, 02/01/2032	332,785	365,997
9.00%, 05/01/2021 - 07/01/2030	371,085	400,968
9.50%, 08/01/2021 - 12/01/2024	517,597	563,791
10.00%, 01/01/2021	244,447	271,336
10.50%, 11/01/2019	92,880	99,742
10.75%, 10/01/2012	18,595	19,408
11.00%, 01/01/2016 - 01/01/2018	59,023	65,334
12.50%, 07/15/2015	154,315	170,881
GNMA:
5.625%, 01/20/2019	49,850	51,440
6.50%, 06/20/2034 - 08/20/2034	13,789,038	14,159,081
6.75%, 02/15/2029	224,926	232,374
7.00%, 07/20/2034 - 07/20/2034	1,158,150	1,198,549
7.50%, 02/20/2023 - 11/20/2023	46,960	48,811
7.89%, 10/20/2022	1,565,479	1,661,257
8.375%, 10/15/2020	1,932,944	2,048,843
9.00%, 05/15/2016 - 01/20/2025	406,699	445,659

		100,879,323

FLOATING-RATE 77.5%
FHLMC:
3.63%, 12/01/2033	14,189,999	14,570,291
4.35%, 09/01/2026	2,063,736	2,033,089
4.66%, 06/01/2020	997,213	1,024,157
4.69%, 01/01/2018	21,367	21,312
4.75%, 09/01/2015	10,860	11,017
4.77%, 10/01/2018 - 01/01/2022	1,798,321	1,817,381
4.79%, 07/01/2017	335,969	335,291
4.80%, 11/01/2033	4,494,714	4,522,822
4.81%, 12/01/2032	19,667,987	20,111,303
4.82%, 02/01/2018	50,252	50,887
4.83%, 09/01/2016	520,972	529,539
4.85%, 03/01/2018	118,622	118,303
4.90%, 10/01/2032	2,723,808	2,758,548
4.92%, 01/01/2017	9,721	9,724
4.93%, 04/01/2020	90,206	92,578
4.95%, 08/01/2018	2,074	2,138
4.97%, 10/01/2034	23,752,050	23,771,051
5.00%, 12/01/2017 - 05/01/2019	276,670	275,069
5.01%, 01/01/2030 - 11/01/2034	38,537,450	38,618,655
5.02%, 01/01/2026	68,636	68,559

EVERGREEN ADJUSTABLE RATE FUND
SCHEDULE OF INVESTMENTS continued

September 30, 2006 (unaudited)
	Principal Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FLOATING-RATE continued
FHLMC:
5.05%, 05/01/2017	$6,018	$6,060
5.06%, 10/01/2030 - 10/01/2035	4,200,877	4,199,915
5.09%, 12/01/2018	99,704	99,598
5.125%, 07/01/2018	191	194
5.13%, 09/01/2016 - 03/01/2019	401,959	399,618
5.14%, 08/01/2018 - 06/01/2020	14,297	14,294
5.15%, 07/01/2019	49,214	49,177
5.21%, 12/01/2018	150,861	153,263
5.23%, 10/01/2033	6,213,210	6,339,463
5.25%, 01/01/2017 - 06/01/2029	2,292,649	2,348,491
5.27%, 07/01/2029 - 12/01/2033	22,804,968	23,359,302
5.30%, 03/01/2033	27,099,761	27,350,163
5.31%, 03/01/2031	10,159,882	10,452,487
5.32%, 05/01/2020	6,596	6,782
5.33%, 06/01/2031	10,148,029	10,360,428
5.34%, 06/01/2016 - 02/01/2037	9,768,488	9,844,713
5.35%, 11/01/2020 - 10/01/2032	18,399,669	18,941,515
5.37%, 12/01/2017	10,551	10,558
5.38%, 08/01/2018	4,937	5,068
5.39%, 06/01/2017 - 06/01/2030	8,851,477	8,932,453
5.40%, 05/01/2029	676,250	677,301
5.43%, 01/01/2024 - 03/01/2025	915,174	927,179
5.45%, 10/01/2018	93,635	96,131
5.46%, 01/01/2020	161,613	160,684
5.49%, 01/01/2019 - 01/01/2032	113,305	117,084
5.50%, 01/01/2020	84,388	83,904
5.52%, 04/01/2032	455,203	464,343
5.53%, 12/01/2018	105,379	105,853
5.56%, 08/01/2018 - 06/01/2033	4,702,251	4,798,758
5.58%, 04/01/2025 - 09/01/2030	5,272,344	5,511,320
5.61%, 12/01/2017	294,620	297,109
5.625%, 06/01/2018	47,043	47,274
5.67%, 07/01/2028	678,904	695,822
5.68%, 06/01/2021	612,591	618,846
5.69%, 05/01/2031	8,329,485	8,814,011
5.71%, 07/01/2031	887,045	910,889
5.72%, 02/01/2027	3,725,313	3,805,482
5.75%, 04/01/2017	25,219	25,452
5.77%, 03/01/2018	190,724	195,847
5.81%, 04/01/2019 - 11/01/2024	525,838	534,535
5.82%, 05/01/2028	1,785,912	1,839,115
5.84%, 07/01/2026	810,776	844,731
5.85%, 02/01/2027	260,017	264,006
5.86%, 08/01/2029	97,608	99,200
5.875%, 11/01/2022	21,621	22,273
5.89%, 08/01/2025	9,671	9,972
5.90%, 11/01/2024 - 08/01/2031	10,800,464	11,101,242
5.91%, 10/01/2029	406,023	414,700
5.92%, 02/01/2026 - 01/01/2027	1,789,253	1,828,947
5.925%, 05/01/2033	7,074,033	7,271,540
5.93%, 05/01/2031 - 12/01/2032	26,736,609	27,512,835
5.95%, 11/01/2029	1,078,938	1,124,200
5.98%, 10/01/2029	1,308,029	1,327,414
6.00%, 08/01/2019 - 10/01/2032	1,816,237	1,869,773
6.01%, 05/01/2032	1,365,638	1,406,512

EVERGREEN ADJUSTABLE RATE FUND
SCHEDULE OF INVESTMENTS continued

September 30, 2006 (unaudited)
	Principal Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FLOATING-RATE continued
FHLMC:
6.02%, 12/01/2032	$93,055	$95,904
6.06%, 07/01/2018	924,667	957,835
6.08%, 11/01/2032	4,923,997	5,031,088
6.11%, 02/01/2018 - 08/01/2029	1,557,598	1,593,077
6.12%, 11/01/2023	367,466	372,460
6.13%, 08/01/2027	162,272	170,241
6.18%, 05/01/2027 - 05/01/2031	549,574	563,068
6.20%, 02/01/2021	119,212	124,158
6.27%, 08/01/2033	3,172,438	3,215,148
6.28%, 06/01/2028 - 09/01/2031	3,479,605	3,577,818
6.29%, 05/01/2019 - 07/01/2031	3,825,197	3,925,588
6.31%, 02/01/2029	690,125	691,857
6.32%, 02/01/2031	684,152	711,196
6.36%, 03/01/2020 - 05/01/2031	1,717,081	1,787,764
6.38%, 07/01/2019 - 01/01/2029	101,527	102,553
6.41%, 11/01/2031 - 10/01/2037	2,264,349	2,282,789
6.44%, 08/01/2027	5,800,521	5,969,200
6.45%, 08/01/2029 - 09/01/2030	1,030,543	1,065,529
6.46%, 07/01/2030	107,418	107,236
6.47%, 09/01/2032	4,431,047	4,579,620
6.48%, 11/01/2031	1,913,450	1,989,681
6.49%, 11/01/2029	1,277,185	1,297,794
6.50%, 10/01/2023 - 05/01/2027	861,278	883,261
6.56%, 05/01/2026 - 07/01/2028	2,418,959	2,490,275
6.57%, 10/01/2024 - 10/01/2031	2,998,837	3,109,171
6.59%, 01/01/2024	9,434	9,634
6.60%, 06/01/2024 - 01/01/2030	349,234	358,700
6.61%, 10/01/2023	679,243	687,385
6.62%, 04/01/2032	515,675	523,197
6.64%, 08/01/2027 - 10/01/2030	146,315	150,599
6.66%, 04/01/2020 - 10/01/2033	15,892,466	16,640,398
6.71%, 08/01/2029	556,876	574,262
6.72%, 03/01/2030 µ	59,179,174	62,305,610
6.73%, 01/01/2028	28,778	29,079
6.74%, 07/01/2025	146,519	152,710
6.77%, 10/01/2030	14,483,990	15,041,478
6.78%, 04/01/2024 - 09/01/2031	1,015,944	1,057,907
6.79%, 01/01/2023 - 09/01/2032	18,495,091	19,150,559
6.80%, 10/01/2025	833,764	868,323
6.82%, 06/01/2022 - 01/01/2031	9,838,836	10,212,800
6.84%, 06/01/2030 - 01/01/2031	3,476,811	3,604,416
6.85%, 12/01/2030	5,143,308	5,423,772
6.87%, 04/01/2023	585,859	612,908
6.89%, 02/01/2030 - 09/01/2031	29,989,226	31,370,077
6.90%, 07/01/2028 - 04/01/2030	4,915,310	5,101,734
6.91%, 05/01/2024 - 07/01/2031	4,426,302	4,563,351
6.92%, 02/01/2023 - 12/01/2031	2,762,094	2,878,832
6.93%, 12/01/2029	1,049,814	1,072,963
6.94%, 05/01/2023 - 06/01/2030	2,711,659	2,819,631
7.00%, 04/01/2018 - 06/01/2030	546,978	570,369
7.01%, 03/01/2030	1,331,204	1,386,848
7.03%, 06/01/2025 - 04/01/2031	2,679,569	2,787,538
7.04%, 11/01/2031	354,644	370,021
7.07%, 11/01/2018	73,083	76,077
7.08%, 06/01/2032	327,466	337,683

EVERGREEN ADJUSTABLE RATE FUND
SCHEDULE OF INVESTMENTS continued

September 30, 2006 (unaudited)
	Principal Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FLOATING-RATE continued
FHLMC:
7.09%, 06/01/2030	$375,944	$391,813
7.11%, 06/01/2026	5,226,434	5,416,153
7.12%, 07/01/2031	411,888	415,824
7.16%, 06/01/2031	128,521	129,338
7.18%, 04/01/2029 - 12/01/2031	908,313	932,949
7.19%, 07/01/2024 - 06/01/2030	834,412	868,494
7.21%, 06/01/2024	85,275	88,014
7.23%, 08/01/2032	2,185,863	2,257,843
7.27%, 07/01/2024	168,327	174,340
7.41%, 01/01/2027	94,549	98,471
7.45%, 04/01/2030	71,644	72,726
7.75%, 02/01/2024	62,665	63,710
FNMA:
3.73%, 01/01/2017	5,298	5,303
3.87%, 02/24/2035	5,984,138	6,230,804
4.04%, 07/01/2033	1,874,432	1,840,036
4.25%, 11/01/2017	6,654	6,635
4.38%, 11/01/2027	23,545	23,396
4.45%, 02/01/2018	45,091	46,361
4.47%, 09/01/2034	31,389,407	32,217,774
4.50%, 10/01/2016 - 04/01/2033	9,407,870	9,640,860
4.51%, 05/01/2034 - 04/01/2035	18,582,339	18,650,210
4.55%, 10/01/2017	38,035	38,037
4.58%, 09/01/2018	45,721	46,387
4.61%, 06/01/2033	3,398,526	3,446,174
4.625%, 06/01/2017 - 11/01/2017	62,493	62,496
4.65%, 04/01/2033	5,138,838	5,247,781
4.69%, 04/01/2018 - 01/01/2033	2,815,588	2,891,995
4.74%, 01/01/2034 - 01/01/2035	2,203,145	2,195,891
4.75%, 12/01/2016 - 02/01/2017	45,116	45,510
4.76%, 02/01/2029	934,182	943,341
4.77%, 05/01/2018	5,424	5,275
4.78%, 02/01/2035	29,286,563	29,659,089
4.79%, 05/01/2017 - 04/01/2033	7,092,549	7,087,890
4.81%, 10/01/2017 - 08/01/2034	42,078,418	42,882,686
4.83%, 10/01/2032 - 02/01/2033	9,935,217	10,114,604
4.84%, 01/01/2029 - 08/01/2034 µ	57,942,562	58,769,108
4.85%, 10/01/2017 - 06/01/2025	526,726	529,145
4.87%, 05/01/2018 - 01/01/2033	6,529,908	6,605,266
4.875%, 01/01/2017 - 01/01/2023	394,607	394,144
4.89%, 05/01/2028	1,039,621	1,043,747
4.91%, 06/01/2018	155,726	155,774
4.94%, 04/01/2020 - 10/01/2032	4,140,137	4,310,011
4.96%, 06/01/2033	1,293,620	1,285,612
4.97%, 08/01/2034	17,773,054	18,089,592
4.99%, 11/01/2033 - 03/01/2034	36,601,126	37,603,571
5.00%, 07/01/2015 - 01/01/2029	4,181,141	4,248,380
5.02%, 05/01/2033 - 07/01/2035	30,320,292	30,739,325
5.05%, 01/01/2023	100,962	102,324
5.06%, 04/01/2018	492	482
5.07%, 11/01/2032	2,450,969	2,527,169
5.08%, 11/01/2017	565,638	560,013
5.09%, 12/01/2032 - 02/01/2035	13,909,833	14,182,179
5.10%, 03/01/2017 - 04/01/2033	8,523,765	8,762,515
5.11%, 11/01/2018 - 11/01/2033	11,721,554	12,036,392

EVERGREEN ADJUSTABLE RATE FUND
SCHEDULE OF INVESTMENTS continued

September 30, 2006 (unaudited)
	Principal Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FLOATING-RATE continued
FNMA:
5.125%, 07/01/2017 - 11/01/2033	$3,325,478	$3,411,173
5.13%, 10/01/2016 - 03/01/2033	8,518,103	8,497,246
5.14%, 06/01/2019 - 09/01/2032	881,642	883,619
5.15%, 04/01/2021 - 10/01/2035	63,331,582	64,917,969
5.19%, 09/01/2032	3,394,168	3,444,843
5.20%, 04/01/2033	2,014,138	2,010,170
5.22%, 11/01/2023 - 06/01/2028	150,529	152,136
5.24%, 10/01/2024 - 11/01/2024	147,515	149,090
5.25%, 09/01/2016 - 01/01/2018	4,266,072	4,390,186
5.27%, 12/01/2016 - 07/01/2028	444,942	444,798
5.28%, 03/01/2019 - 05/01/2028	6,323,161	6,405,879
5.29%, 10/01/2018	665,246	684,232
5.30%, 11/01/2014	29,889	31,119
5.31%, 03/01/2032 - 11/01/2032	4,490,933	4,558,765
5.32%, 10/01/2015 - 09/01/2032	10,064,612	10,227,558
5.33%, 06/01/2019	38,620	39,685
5.34%, 07/01/2016 - 04/01/2029	7,743,690	7,836,091
5.37%, 02/01/2035	12,567,233	12,916,853
5.375%, 07/01/2017 - 03/01/2030	314,182	315,060
5.38%, 07/01/2020 - 01/01/2035	10,009,745	10,075,434
5.39%, 10/01/2032 - 08/01/2033	41,123,227	42,752,879
5.41%, 01/01/2019	2,258,159	2,292,686
5.42%, 03/01/2014 - 04/01/2042	15,623,666	16,018,132
5.43%, 02/01/2017 - 02/01/2029	39,206,732	39,353,504
5.44%, 03/01/2030	143,019	144,384
5.45%, 01/01/2021	15,830	15,768
5.46%, 08/01/2032	341,858	340,836
5.47%, 08/01/2034 - 02/01/2035	15,956,705	16,606,289
5.48%, 07/01/2029	492,908	498,178
5.49%, 02/01/2033 - 03/01/2035 µ	65,626,994	68,310,732
5.50%, 12/01/2029	219,553	225,510
5.51%, 04/01/2018	2,100,851	2,145,326
5.52%, 01/01/2019	659,211	657,941
5.53%, 03/01/2018 - 04/01/2034	19,632,246	20,263,248
5.54%, 04/01/2034	5,126,866	5,270,059
5.57%, 06/01/2019 - 10/01/2029	2,499,297	2,566,406
5.58%, 09/01/2021	1,202,360	1,228,704
5.61%, 02/01/2029	187,455	187,828
5.62%, 11/01/2027 - 02/01/2037	2,991,460	3,066,791
5.625%, 01/01/2022 - 03/01/2023	33,661	34,164
5.64%, 06/01/2024	257,680	260,764
5.65%, 06/01/2018 - 09/01/2028	62,595	63,527
5.66%, 07/01/2017 - 01/01/2033	1,407,324	1,427,469
5.67%, 07/01/2032 - 09/01/2032	3,229,506	3,326,886
5.68%, 11/01/2033	5,088,642	5,206,342
5.69%, 06/01/2032 - 07/01/2032	3,093,036	3,161,093
5.70%, 09/01/2031	718,441	729,785
5.72%, 11/01/2017 - 09/01/2032	31,787,997	33,095,394
5.73%, 03/01/2018 - 01/01/2034	29,275,998	29,668,760
5.75%, 01/01/2019 - 03/01/2033	3,697,632	3,793,738
5.76%, 05/01/2041 - 07/01/2044	65,196,384	65,585,001
5.77%, 03/01/2030	520,052	528,025
5.78%, 04/01/2019	10,753	10,519
5.79%, 01/01/2036	1,273,478	1,308,142
5.80%, 04/01/2030 - 04/01/2034	4,205,703	4,329,005

EVERGREEN ADJUSTABLE RATE FUND
SCHEDULE OF INVESTMENTS continued

September 30, 2006 (unaudited)
	Principal Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FLOATING-RATE continued
FNMA:
5.82%, 06/01/2023 - 11/01/2039	$759,424	$785,934
5.83%, 12/01/2031 - 05/01/2032	3,559,654	3,590,625
5.84%, 05/01/2028	918,662	936,963
5.86%, 07/01/2021	2,431,351	2,547,691
5.87%, 11/01/2019	2,127	2,137
5.88%, 10/01/2025	21,598	22,031
5.89%, 08/01/2026 - 07/01/2028	5,664,264	5,888,022
5.90%, 03/01/2032	255,340	266,046
5.91%, 09/01/2032	265,672	272,983
5.92%, 06/01/2018 - 08/01/2035	36,218,633	37,727,717
5.94%, 03/01/2014	89,497	92,009
5.96%, 06/01/2030 - 01/01/2041	77,427,154	79,706,554
5.99%, 09/01/2019 - 01/01/2033	2,411,100	2,461,794
6.00%, 03/01/2014	2,470,621	2,549,434
6.01%, 01/01/2036	895,886	922,243
6.04%, 09/01/2017 - 01/01/2031	2,971,968	3,019,752
6.07%, 07/01/2021 - 07/01/2023	1,281,453	1,317,952
6.09%, 07/01/2024 - 10/01/2035	78,609,426	81,830,022
6.10%, 06/01/2034	1,747,067	1,773,675
6.11%, 05/01/2019	9,935	9,960
6.12%, 01/01/2019 - 01/01/2032	245,286	248,104
6.13%, 06/01/2021 - 10/01/2029	732,510	738,599
6.14%, 05/01/2034 - 04/01/2040	4,480,698	4,621,915
6.15%, 05/01/2017 - 06/01/2032	1,336,604	1,372,214
6.16%, 06/01/2032	201,191	207,200
6.17%, 01/01/2021 - 12/01/2036	2,922,739	2,949,528
6.18%, 03/01/2033 - 06/01/2033	627,953	632,475
6.20%, 12/01/2020 - 07/01/2028	124,200	124,564
6.21%, 11/01/2022	930,403	933,669
6.23%, 05/01/2022	555,014	562,157
6.24%, 03/01/2026	156,133	158,814
6.25%, 09/01/2031	1,875,946	1,932,449
6.26%, 02/01/2029 - 12/01/2032	51,925,711	53,967,685
6.27%, 11/01/2024 - 02/01/2034	1,772,501	1,829,413
6.29%, 10/01/2018	2,179	2,207
6.30%, 12/01/2024	56,048	57,223
6.31%, 05/01/2025 - 02/01/2027	992,559	1,011,048
6.32%, 05/01/2022	16,352	16,503
6.33%, 06/01/2022	67,216	68,111
6.34%, 03/01/2015 - 06/01/2019	160,589	161,020
6.35%, 08/01/2031 - 06/01/2040	3,456,660	3,577,816
6.36%, 07/01/2025 - 10/01/2032	4,697,246	4,827,708
6.38%, 11/01/2031 - 09/01/2033	3,062,366	3,145,344
6.39%, 01/01/2027	140,716	143,753
6.40%, 10/01/2017 - 10/01/2024	3,441,039	3,536,627
6.41%, 03/01/2028	2,125,215	2,160,556
6.42%, 06/01/2032	509,807	526,243
6.43%, 04/01/2031 - 12/01/2039	17,487,638	18,176,939
6.45%, 02/01/2030	899,417	922,071
6.47%, 10/01/2025 - 08/01/2033	2,288,191	2,343,301
6.49%, 02/01/2035	20,792,449	21,680,494
6.50%, 02/01/2017 - 01/01/2032	1,705,098	1,735,606
6.51%, 07/01/2025	179,254	182,567
6.52%, 09/01/2032 - 12/01/2035	86,030,020	89,035,304
6.53%, 09/01/2031 - 04/01/2032	4,319,935	4,421,578

EVERGREEN ADJUSTABLE RATE FUND
SCHEDULE OF INVESTMENTS continued

September 30, 2006 (unaudited)
	Principal Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FLOATING-RATE continued
FNMA:
6.54%, 01/01/2036	$93,615,649	$97,503,507
6.56%, 04/01/2024 - 10/01/2035	73,073,644	75,799,066
6.57%, 05/01/2025 - 06/01/2032	533,788	541,811
6.58%, 02/01/2027	174,564	177,273
6.59%, 06/01/2030	1,062,468	1,074,368
6.61%, 05/01/2018	846,648	874,241
6.62%, 01/01/2026 - 04/01/2034	863,883	873,282
6.63%, 09/01/2032 - 04/01/2040	14,082,998	14,536,582
6.64%, 08/01/2025 - 03/01/2032	5,107,318	5,241,806
6.65%, 07/01/2020 - 09/01/2028	911,711	925,534
6.66%, 04/01/2024 - 09/01/2033	1,887,186	1,921,987
6.67%, 04/01/2030	4,294,071	4,432,254
6.68%, 01/01/2022 - 05/01/2032	4,020,930	4,160,916
6.69%, 01/01/2020 - 04/01/2034	39,920,046	41,456,410
6.70%, 10/01/2025 - 01/01/2028	583,974	597,194
6.72%, 02/01/2028 - 11/01/2032	2,994,134	3,128,968
6.73%, 01/01/2032 - 09/26/2035	16,161,857	16,883,002
6.74%, 10/01/2024 - 02/01/2033	2,119,437	2,172,106
6.75%, 12/01/2020 - 09/26/2035	75,930,160	78,562,627
6.76%, 12/01/2021 - 02/01/2032	12,206,626	12,758,964
6.77%, 04/01/2028	1,330,892	1,384,008
6.78%, 12/01/2022 - 08/01/2031	1,237,470	1,264,895
6.79%, 09/01/2030 - 06/01/2032	1,059,837	1,092,627
6.80%, 07/01/2019 - 08/01/2032	15,333,627	16,133,168
6.81%, 06/01/2027 - 07/01/2032	1,052,131	1,073,235
6.82%, 07/01/2018 - 04/01/2034	31,887,327	33,190,865
6.83%, 07/01/2026 - 08/01/2031	2,371,942	2,409,306
6.84%, 09/01/2030	951,149	967,698
6.85%, 04/01/2033	459,566	469,249
6.87%, 05/01/2027 - 02/01/2035	9,323,629	9,832,521
6.88%, 07/01/2018 - 12/01/2024	2,628,555	2,665,391
6.89%, 10/01/2031	1,555,913	1,591,511
6.92%, 04/01/2018 - 04/01/2028	2,347,934	2,398,538
6.93%, 06/01/2027 - 07/01/2030	861,227	892,516
6.94%, 01/01/2032	1,185,169	1,235,812
6.96%, 10/01/2009 - 06/01/2031	1,715,853	1,728,267
6.99%, 08/01/2028	610,319	619,628
7.00%, 10/01/2018 - 12/01/2024	906,179	925,707
7.01%, 06/01/2026	356,566	371,781
7.02%, 02/01/2033 - 08/01/2040	8,106,109	8,418,806
7.08%, 09/01/2026 - 08/01/2030	1,529,131	1,566,109
7.10%, 03/01/2023	9,390	9,152
7.11%, 07/01/2025 - 04/01/2030	2,246,095	2,336,388
7.125%, 08/01/2027	19,309	19,693
7.14%, 02/01/2020	74,148	76,479
7.17%, 06/01/2033	130,012	132,849
7.18%, 09/01/2026 - 06/01/2032	736,402	761,031
7.19%, 11/01/2024 - 10/01/2031	1,052,579	1,086,348
7.20%, 10/01/2024	1,567,580	1,631,098
7.21%, 09/01/2033	1,476,778	1,497,908
7.22%, 04/01/2026	57,043	58,529
7.25%, 09/01/2024	53,692	55,907
7.29%, 09/01/2033	400,385	417,966
7.30%, 03/01/2030 - 03/01/2033	2,281,889	2,363,741
7.35%, 07/01/2033	567,323	596,002

EVERGREEN ADJUSTABLE RATE FUND
SCHEDULE OF INVESTMENTS continued

September 30, 2006 (unaudited)
	Principal Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FLOATING-RATE continued
FNMA:
7.37%, 01/01/2025 - 07/01/2028	$1,533,899	$1,560,853
7.43%, 02/01/2019	9,290	9,602
7.47%, 09/01/2033	807,445	823,380
7.49%, 01/01/2028	38,190	38,671
7.50%, 10/01/2021	35,429	36,449
7.56%, 11/01/2031	537,460	561,678
7.58%, 10/01/2028 - 04/01/2034	18,336,339	18,827,580
7.60%, 03/01/2015	49,819	50,474
7.62%, 07/01/2020	862,141	889,946
7.625%, 03/01/2024	9,021	9,017
7.65%, 10/01/2025	41,691	43,714
7.66%, 01/01/2031	227,734	233,656
7.75%, 02/01/2024 - 01/01/2026	15,668	15,693
7.77%, 09/01/2033	1,089,260	1,125,728
7.79%, 09/01/2033	921,927	948,349
7.81%, 04/01/2033	5,138,120	5,214,169
7.84%, 01/01/2033	954,798	971,942
7.90%, 04/01/2024	1,678,875	1,775,259
7.94%, 06/01/2024	599	600
8.00%, 12/01/2032	2,290,630	2,345,247
8.06%, 01/01/2033	4,183,993	4,221,380
8.08%, 11/01/2032	109,601	111,600
8.17%, 06/01/2033	142,356	144,368
8.36%, 06/01/2032	415,748	407,151
8.375%, 12/01/2024	4,700	4,784
8.38%, 04/01/2033	204,196	209,716
8.51%, 12/01/2050	1,244,432	1,257,571
8.56%, 12/01/2031	202,497	207,380
8.57%, 06/01/2032	172,498	176,495
8.58%, 03/01/2032	811,648	832,536
8.71%, 05/01/2033	61,690	62,555
8.73%, 09/01/2033	111,639	113,988
8.78%, 11/01/2031	312,827	316,752
8.79%, 02/01/2033	117,977	117,601
8.83%, 02/01/2033	147,504	147,723
8.85%, 08/01/2033	55,342	57,713
8.89%, 04/01/2032	330,223	338,005
8.94%, 04/01/2032	542,867	555,778
9.01%, 10/01/2032	50,785	50,283
9.10%, 10/01/2024	9,857	9,877
9.12%, 11/01/2031	130,116	134,129
9.18%, 04/01/2033	82,640	84,261
9.20%, 05/01/2032	102,103	107,456
9.32%, 11/01/2031	216,512	221,585
9.45%, 11/01/2031	95,137	100,470
GNMA:
4.25%, 08/20/2017	35,582	36,267
4.75%, 07/20/2016 - 09/20/2027	10,476,725	10,788,547
5.00%, 01/20/2030 - 12/20/2032	1,043,010	1,072,965
5.125%, 09/20/2017 - 12/20/2032	57,601,037	59,215,635
5.25%, 07/20/2022 - 07/20/2022	26,488	27,285
5.375%, 08/20/2015 - 01/20/2028	31,111,228	31,986,054

EVERGREEN ADJUSTABLE RATE FUND
SCHEDULE OF INVESTMENTS continued

September 30, 2006 (unaudited)
	Principal Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FLOATING-RATE continued
GNMA:
5.50%, 12/20/2017 - 04/20/2033	$6,579,077	$6,766,934
5.625%, 01/20/2016 - 03/20/2033	1,561,445	1,610,894
5.75%, 10/20/2015	44,696	45,972
5.875%, 04/20/2016 - 12/20/2026	208,261	215,252

		2,534,791,337

Total Agency Mortgage-Backed Pass Through Securities (cost $2,631,943,601)		2,635,670,660

AGENCY REPERFORMING MORTGAGE-BACKED PASS THROUGH SECURITIES 12.4%
FHLMC:
Ser. T-41, Class 3A, 7.50%, 07/25/2032	14,287,193	15,196,430
Ser. T-48, Class 2A, 5.58%, 11/25/2032	8,882,986	9,206,245
Ser. T-54, Class 3A, 7.00%, 02/25/2043	48,993,192	50,817,209
Ser. T-54, Class 4A, 5.53%, 02/25/2043	6,677,555	6,855,511
FNMA:
Ser. 2001-T10, Class A2, 7.50%, 10/01/2031	16,628,879	17,509,544
Ser. 2001-T12, Class A2, 7.50%, 08/25/2041	1,222,043	1,276,375
Ser. 2001-T12, Class A4, 5.625%, 08/25/2041	20,189,199	20,780,272
Ser. 2001-W3, Class A, 7.00%, 09/25/2041	2,119,793	2,196,805
Ser. 2002-66, Class A3, 5.53%, 04/25/2042	32,675,816	33,817,189
Ser. 2002-T4, Class A-3, 7.50%, 12/25/2041	21,455,062	22,343,945
Ser. 2002-T12, Class A5, 5.60%, 10/25/2041	4,792,825	5,011,138
Ser. 2002-W4, Class A6, 5.65%, 02/25/2027	9,047,744	9,320,805
Ser. 2003-7, Class A2, 5.27%, 05/25/2042	3,964,479	4,084,840
Ser. 2003-63, Class A8, 5.30%, 01/25/2043	6,052,584	6,235,693
Ser. 2003-W1, Class 2A, 7.50%, 12/25/2042	17,549,861	18,369,615
Ser. 2003-W2, Class 2A8, 5.67%, 07/25/2042	43,862,128	45,870,136
Ser. 2003-W3, Class 1A2, 7.00%, 08/25/2042	12,659,815	13,351,041
Ser. 2003-W4, Class 5A, 5.75%, 10/25/2042	5,327,198	5,470,340
Ser. 2003-W6, Class 3A, 6.50%, 09/25/2032	17,142,927	17,518,872
Ser. 2003-W8, Class 4A, 5.54%, 11/25/2042	2,152,640	2,211,450
Ser. 2003-W10, Class 2A, 5.58%, 06/25/2043	9,896,536	10,205,209
Ser. 2003-W18, Class 2A, 5.51%, 06/25/2033	49,473,415	50,825,776
Ser. 2004-T3, Class 2A, 5.57%, 08/25/2043	7,612,715	7,813,236
Ser. 2004-W12, Class 2A, 5.48%, 06/25/2044	25,937,684	27,359,588

Total Agency Reperforming Mortgage-Backed Pass Through Securities (cost $408,649,750)		403,647,264

ASSET-BACKED SECURITIES 0.8%
SLMA, Ser. 1998-1, Class A2, FRN, 5.66%, 10/25/2011 (cost $25,448,464)	25,306,171	25,500,770

U.S. GOVERNMENT & AGENCY OBLIGATIONS 0.5%
FAMC, Ser. 2000-A, Class A, FRN, 7.03%, 12/15/2039 (cost $17,368,294)	16,327,421	16,827,448

U.S. TREASURY OBLIGATIONS 0.1%
U.S. Treasury Note, 4.25%, 01/15/2010 (cost $3,094,610)	3,023,275	3,198,081

YANKEE OBLIGATIONS-GOVERNMENT 0.2%
Instituto Nacional de Habitação U.S. Aid Agcy., 5.60%, 12/01/2016 (cost $6,562,500)	6,562,500	6,587,438

EVERGREEN ADJUSTABLE RATE FUND
SCHEDULE OF INVESTMENTS

September 30, 2006 (unaudited)
	Shares	Value

SHORT-TERM INVESTMENTS 0.0%
MUTUAL FUND SHARES 0.0%
Evergreen Institutional Money Market Fund ø µ (cost $1,483,595)	1,483,595	$1,483,595

Total Investments (cost $3,506,513,611) 107.4%		3,510,533,024
Other Assets and Liabilities (7.4%)		(241,589,143)

Net Assets 100.0%		$3,268,943,881

¤	Security issued in zero coupon form with no periodic interest payments but is acquired at a discount that results in a current yield to maturity. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected income to be earned over the life of the bond from amortization of discount at acquisition.
+	Inverse floating rate security
µ	All or a portion of this security has been segregated as collateral for reverse repurchase agreements.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
FAMC	Federal Agricultural Mortgage Corp.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
SLMA	Student Loan Marketing Association
STRIPS	Separately Traded Registered Interest and Principal Securities

On September 30, 2006, the aggregate cost of securities for federal income tax purposes was $3,506,515,037. The gross unrealized appreciation and depreciation on securities based on tax cost was $25,298,135 and $21,280,148, respectively, with a net unrealized appreciation of $4,017,987.

As of September 30, 2006, reverse repurchase agreements outstanding were as follows:

Repurchase Amount	Counterparty	Interest Rate	Maturity Date

$258,668,831	Bear Stearns	5.50%	10/02/2006

EVERGREEN INSTITUTIONAL ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS

September 30, 2006 (unaudited)
	Principal Amount	Value

ASSET-BACKED SECURITIES 17.8%
Altius Funding, Ltd., Ser. 2006-3A, Class A1A, FRN, 5.45%, 12/02/2041 144A -	$25,000,000	$25,000,000
Carlyle Loan Investment, Ltd.:
Ser. 2006-1A, Class 1, FRN , 5.38%, 04/13/2007 144A+	15,000,000	14,999,850
Ser. 2006-4A, Class 1, FRN , 5.38%, 04/13/2007 144A+	10,000,000	9,999,900
Chase Funding Mtge. Loan, Ser. 2003-2, Class 2A2, FRN, 5.61%, 02/25/2033	807,057	808,924
CPS Auto Trust, Ser. 2006-A, Class 1A2, 5.22%, 01/15/2010 144A	5,999,996	5,996,246
Finance America Mtge. Pass-Through Trust, Ser. 2004-1, Class A1, FRN, 5.54%, 06/25/2034	4,707,392	4,712,412
First Horizon Home Loan, Ser. 2006-HE1, Class A, FRN, 5.49%, 10/25/2034	8,686,331	8,693,115
GE Equipment Small Ticket, LLC, Ser. 2005-1A, Class A2, 4.28%, 10/22/2007 144A	3,233,368	3,230,122
Marlin Leasing Receivables, LLC, Ser. 2006-1A, Class A2, FRN, 5.43%, 11/17/2008 144A	14,000,000	14,009,100
Mellon Bank Premium Fin. Trust, Ser. 2004-1, Class A, FRN, 5.50%, 06/15/2009	8,915,000	8,922,653
Popular ABS Mtge. Pass-Through Trust, Ser. 2005-B, Class AF1, FRN, 5.44%, 08/25/2035	2,042,731	2,043,160
Providian Gateway Master Trust:
Ser. 2004-AA, Class A, FRN, 5.56%, 03/15/2011 144A	2,850,000	2,853,563
Ser. 2004-EA, Class A, FRN, 5.46%, 11/15/2011 144A	1,800,000	1,801,688
Renaissance Home Equity Loan Trust, Ser. 2006-2, Class AF1, FRN, 6.00%, 08/25/2036	13,979,491	13,960,764
Residential Asset Mtge. Products, Inc.:
Ser. 2005-RS7, Class A, FRN, 5.45%, 07/25/2035	1,357,165	1,358,105
Ser. 2006-RP1, Class A1, FRN, 5.46%, 10/25/2045 144A	16,507,244	16,510,711
Susquehanna Auto Lease Trust, Ser. 2006-1, Class A2, 5.20%, 05/14/2008 144A	10,000,000	9,992,300

Total Asset-Backed Securities (cost $144,907,456)		144,892,613

CERTIFICATES OF DEPOSIT 4.3%
Credit Suisse New York, 5.36%, 04/30/2007	10,000,000	10,004,000
Deutsche Bank AG:
5.37%, 05/25/2007	15,000,000	15,006,000
5.51%, 08/31/2007	10,000,000	9,988,900

Total Certificates of Deposit (cost $35,000,000)		34,998,900

COMMERCIAL MORTGAGE-BACKED SECURITIES 8.7%
FLOATING-RATE 8.7%
Citigroup Mtge. Loan Trust, Inc., Ser. 2005-WF2, Class AF1, 5.47%, 08/25/2035	5,200,990	5,205,464
Credit Suisse First Boston Mtge., Ser. 2005-TFL2, Class A1, 5.50%, 09/15/2020 144A	2,361,849	2,363,891
Credit Suisse Mtge. Capital Comml. Trust, Ser. 2006-TFLA, Class A1, 5.45%, 04/15/2021 144A	20,508,475	20,524,065
GMAC Mtge. Corp. Loan Trust, Ser. 2006-HE3, Class A1, 5.43%, 10/25/2036	14,725,390	14,729,999
JPMorgan Chase Comml. Mtge. Securities Corp., Ser. 2006-FL1A, Class A1A, 5.42%,
02/15/2020 144A	16,720,453	16,733,580
Lehman Brothers Holdings, Inc.:
Ser. 2005-FL7A, Class A1, 5.43%, 07/15/2018 144A	6,291,736	6,295,682
Ser. 2006-CCLC2, Class A1, 5.50%, 01/15/2021 144A	4,723,333	4,727,231

Total Commercial Mortgage-Backed Securities (cost $70,532,225)		70,579,912

COMMERCIAL PAPER 35.6%
Anglesea Funding, LLC, 5.30%, 10/30/2006	25,000,000	24,896,944
ASAP Funding, Ltd., 5.29%, 10/17/2006	15,000,000	14,966,937
Bavaria Trust Corp.:
5.28%, 10/20/2006	20,000,000	19,947,200
5.30%, 10/12/2006	14,000,000	13,979,389
Belmont Funding, LLC, 5.45%, 10/02/2006	23,000,000	23,000,000
Brahms Funding Corp., 5.50%, 10/02/2006	6,000,000	6,000,000
Fenway Funding, LLC, 5.31%, 10/02/2006	23,000,000	23,000,000
Ford Credit Floorplan Master, 5.31%, 10/16/2006	30,000,000	29,938,050
Morrigan Funding, LLC:
5.30%, 10/19/2006	20,000,000	19,949,945
5.30%, 02/28/2007 -	15,000,000	14,671,269
5.32%, 10/24/2006	15,000,000	14,951,233

1

EVERGREEN INSTITUTIONAL ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS continued

September 30, 2006 (unaudited)
Principal Amount		Value

COMMERCIAL PAPER continued
Rhineland Funding:
5.32%, 11/22/2006 	$20,000,000	$19,849,267
5.32%, 11/27/2006 	5,080,000	5,037,960
5.32%, 12/15/2006 	10,000,000	9,890,644
Stratford, LLC, 5.30%, 10/20/2006	25,000,000	24,933,750
Thornburg Mortgage Capital Resources, LLC, 5.33%, 10/31/2006	25,000,000	24,892,660

Total Commercial Paper (cost $289,905,248)		289,905,248

CORPORATE BONDS 15.5%
CONSUMER STAPLES 0.5%
Food Products 0.5%
Campbell Soup Co., 6.90%, 10/15/2006	4,000,000	4,001,748

FINANCIALS 9.8%
Capital Markets 0.3%
Goldman Sachs Group, Inc., FRN, 5.58%, 01/30/2008	3,000,000	3,001,599

Consumer Finance 1.2%
Boeing Capital Corp., 5.75%, 02/15/2007	9,590,000	9,609,055

Diversified Financial Services 5.2%
Beta Finance, Inc., FRN, 5.47%, 01/25/2007 144A	15,000,000	15,005,445
JPMorgan Chase & Co., 7.25%, 06/01/2007	7,000,000	7,072,233
Sigma Finance, Inc.:
5.40%, 05/24/2007 144A	15,000,000	14,990,940
5.75%, 07/25/2007 144A	5,000,000	5,008,450

		42,077,068

Insurance 3.1%
MBIA Global Funding, LLC, 5.37%, 09/25/2008 144A	25,000,000	25,009,200

HEALTH CARE 0.7%
Pharmaceuticals 0.7%
Merck & Co., Inc., 4.52%, 02/22/2007 144A	6,000,000	5,978,748

INFORMATION TECHNOLOGY 0.5%
Computers & Peripherals 0.5%
Hewlett-Packard Co., 5.75%, 12/15/2006	4,500,000	4,502,822

TELECOMMUNCATION SERVICES 4.0%
Diversified Telecommunication Services 4.0%
Verizon Communications, Inc.:
5.375%, 12/15/2006	20,385,000	20,378,722
7.60%, 03/15/2007	11,829,000	11,941,801

		32,320,523

Total Corporate Bonds (cost $126,516,824)		126,500,763

FUNDING AGREEMENTS 6.0%
Jackson National Life Funding Agreement, 5.57%, 10/02/2006  +	18,000,000	18,000,000
Metropolitan Life Funding Agreement, 5.39%, 09/14/2007  +	16,000,000	16,000,000
New York Life Funding Agreement, 5.39%, 10/12/2006  +	15,000,000	15,000,000

Total Funding Agreements (cost $49,000,000)		49,000,000

U.S. GOVERNMENT & AGENCY OBLIGATIONS 4.8%
FHLB, 4.69%, 10/10/2007	24,500,000	24,380,415
FHLMC, 5.40%, 06/18/2007	15,000,000	15,003,990

Total U.S. Government & Agency Obligations (cost $39,318,937)		39,384,405

2

EVERGREEN INSTITUTIONAL ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS continued

September 30, 2006 (unaudited)
Principal Amount		Value

YANKEE OBLIGATIONS-CORPORATE 6.6%
FINANCIALS 4.7%
Commercial Banks 1.2%
Glitnir Banki HF, FRN, 5.40%, 03/22/2007 144A	$10,000,000	$10,000,100

Consumer Finance 2.9%
Conoco Funding Co., 5.45%, 10/15/2006	23,165,000	23,165,278

Insurance 0.6%
Jackson National Life Insurance Co., 7.30%, 11/21/2007	5,000,000	5,097,780

TELECOMMUNICATION SERVICES 1.9%
Wireless Telecommunication Services 1.9%
Vodafone Group plc, 5.43%, 06/29/2007	15,000,000	15,002,100

Total Yankee Obligations-Corporate (cost $53,271,231)		53,265,258

TIME DEPOSIT 0.1%
Deutsche Bank AG, 5.33%, 10/02/2006 (cost $519,413)	519,413	519,413

Total Investments (cost $808,971,334) 99.4%		809,046,512
Other Assets and Liabilities 0.6%		4,857,346

Net Assets 100.0%		$813,903,858

144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.
	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
+	Security is deemed illiquid and is valued using market quotations when readily available.

Summary of Abbreviations
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FRN	Floating Rate Note

On September 30, 2006 the aggregate cost of securities for federal income tax purposes was $808,971,334. The gross unrealized appreciation and depreciation on securities based on tax cost was $176,842 and $101,664, respectively, with a net unrealized appreciation of $75,178.

3

EVERGREEN LIMITED DURATION FUND
SCHEDULE OF INVESTMENTS

September 30, 2006 (unaudited)
	Principal Amount	Value

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 2.3%
FIXED-RATE 2.3%
FHLMC:
Ser. 1916, Class PB, 6.50%, 08/15/2011	$6,945	$6,933
Ser. R001, Class AE, 4.375%, 04/15/2015	2,967,261	2,892,190
GNMA, Ser. 2005-12, Class A, 4.04%, 05/16/2021	4,262,822	4,172,524

Total Agency Mortgage-Backed Collateralized Mortgage Obligations (cost $7,227,937)		7,071,647

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES 8.2%
FIXED-RATE 8.2%
FHLMC:
4.00%, 12/01/2014	4,355,093	4,187,781
5.50%, 01/01/2018 - 11/01/2018	7,191,617	7,207,961
FNMA:
5.50%, 07/01/2014 - 08/01/2014	13,415,338	13,494,637
6.50%, 08/01/2010	28,907	29,159
GNMA:
6.50%, 12/15/2008 - 10/15/2010	59,316	59,651
8.00%, 08/15/2007	187	188
9.00%, 03/15/2009 - 04/15/2021	116,430	125,099
14.00%, 02/15/2012 - 06/15/2012	280,275	317,990

Total Agency Mortgage-Backed Pass Through Securities (cost $26,156,820)		25,422,466

ASSET-BACKED SECURITIES 5.6%
Capital Auto Receivables Asset Trust, Ser. 2004-2, Class A4, 3.75%, 07/15/2009	3,000,000	2,943,253
Chase Manhattan Auto Owner Trust, Ser. 2005-B, Class A2, 4.73%, 03/15/2008	2,269,971	2,264,818
CPS Auto Trust, Ser. 2005-D, Class A1, 4.93%, 12/15/2015 144A	1,919,638	1,912,862
Credit-Based Asset Servicing and Securitization, LLC, Ser. 2003-CB3, Class AF1, 2.88%, 12/25/2032	498,916	483,185
Empire Funding Home Loan Owner Trust, Ser. 1998-2, Class M2, 7.93%, 06/25/2024	440,698	441,650
Nautilus RMBS CDO, Ltd., Ser. 2005-1A, Class A3, FRN, 6.84%, 05/24/2035 144A	2,849,588	2,857,140
Oakwood Mtge. Investors, Inc., Ser. 1996-C, Class A5, 7.35%, 04/15/2027	836,318	837,864
Residential Asset Mtge. Products, Inc., Ser. 2001-RS1, Class AI4, 7.51%, 03/25/2031	1,111,402	1,109,491
Trapeza CDO, LLC, Ser. 2004-7A, Class B1, FRN, 7.04%, 01/25/2035 144A	3,000,000	3,048,510
UPFC Auto Receivables Trust, Ser. 2005-B, Class A2, 4.82%, 10/15/2008	1,632,710	1,629,908

Total Asset-Backed Securities (cost $17,630,945)		17,528,681

COMMERCIAL MORTGAGE-BACKED SECURITIES 2.0%
FIXED-RATE 0.7%
Diversified REIT, Ser. 1999-1A, Class A1, 6.78%, 09/18/2007 144A	1,765,970	1,773,211
GE Capital Comml. Mtge. Corp., Ser. 2002-2A, Class A1, 3.35%, 08/11/2036	327,816	326,930

		2,100,141

FLOATING-RATE 1.3%
GE Capital Mall Fin. Corp., Ser. 1998-1A, Class B2, 7.50%, 09/13/2028 144A	4,000,000	4,128,360

Total Commercial Mortgage-Backed Securities (cost $6,713,830)		6,228,501

CORPORATE BONDS 35.5%
CONSUMER DISCRETIONARY 3.2%
Automobiles 0.9%
DaimlerChrysler AG, 4.05%, 06/04/2008	3,000,000	2,930,688

Household Durables 1.3%
Black & Decker Corp., 6.55%, 07/01/2007 144A	1,000,000	1,002,559
Fortune Brands, Inc., 2.875%, 12/01/2006	3,000,000	2,987,211

		3,989,770

Media 1.0%
Time Warner, Inc, 6.15%, 05/01/2007	3,000,000	3,012,180

1

EVERGREEN LIMITED DURATION FUND
SCHEDULE OF INVESTMENTS continued

September 30, 2006 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
FINANCIALS 22.8%
Capital Markets 8.4%
Allied Capital Corp., 6.625%, 07/15/2011	$3,000,000	$3,061,245
American Capital Strategies, Ltd., Ser. A, 5.92%, 09/01/2009  +	3,500,000	3,418,100
Bear Stearns Cos., FRN, 5.79%, 01/30/2009 þ	4,000,000	4,025,960
Goldman Sachs Group, Inc.:
7.20%, 03/01/2007 144A	650,000	655,362
FRN, 5.66%, 10/27/2006	4,000,000	4,000,864
Lehman Brothers Holdings, Inc., FRN, 5.08%, 09/28/2007	3,000,000	2,985,030
Merrill Lynch & Co., Inc., FRN, 5.65%, 09/09/2009	4,000,000	4,020,984
Morgan Stanley, FRN, 5.62%, 01/18/2008	4,000,000	4,008,288

		26,175,833

Commercial Banks 3.4%
First Tennessee Bank, FRN, 5.32%, 12/08/2008	3,500,000	3,491,597
Fleet Capital Trust V, FRN, 6.39%, 12/18/2028	4,000,000	4,004,820
Popular, Inc., 4.25%, 04/01/2008	3,000,000	2,946,831

		10,443,248

Consumer Finance 3.6%
Capital One Financial Corp., 8.75%, 02/01/2007	3,200,000	3,232,982
HSBC Finance Corp., 7.35%, 06/15/2022	3,000,000	3,008,028
Sony Capital Corp., 4.95%, 11/01/2006 144A	3,000,000	2,997,189
Textron Financial Corp., 2.69%, 10/03/2006	2,000,000	2,000,000

		11,238,199

Diversified Financial Services 2.6%
Citigroup, Inc., FRN, 5.76%, 11/05/2014	4,000,000	4,034,308
JPMorgan Chase Capital XIII, FRN, 6.45%, 09/30/2034	4,000,000	4,026,284

		8,060,592

Insurance 2.9%
American International Group, Inc., 2.875%, 05/15/2008	2,000,000	1,931,376
Genworth Financial, Inc., FRN, 5.54%, 06/15/2007	4,000,000	4,006,980
Oil Insurance, Ltd., Ser. A, 7.56%, 12/29/2049 144A	3,000,000	3,076,239

		9,014,595

Real Estate Investment Trusts 0.6%
iStar Financial, Inc., FRN, 6.64%, 03/12/2007	2,000,000	2,010,008

Thrifts & Mortgage Finance 1.3%
Washington Mutual, Inc., FRN, 5.81%, 01/15/2010	4,000,000	4,019,312

HEALTH CARE 1.1%
Health Care Providers & Services 1.1%
CIGNA Corp., 8.25%, 01/01/2007	3,500,000	3,521,490

INDUSTRIALS 3.2%
Industrial Conglomerates 1.3%
General Electric Co., 3.45%, 07/16/2007	4,000,000	3,946,560

Machinery 0.9%
CNH Global NV, 3.48%, 09/15/2011	3,000,000	2,929,008

Road & Rail 1.0%
Union Pacific Corp., 6.70%, 12/01/2006	3,000,000	3,005,124

TELECOMMUNICATION SERVICES 2.0%
Diversified Telecommunication Services 1.0%
SBC Communications, Inc., 7.25%, 11/01/2027	3,150,000	3,282,514

Wireless Telecommunication Services 1.0%
Nextel Partners, Inc., 8.125%, 07/01/2011 	3,000,000	3,165,000

2

EVERGREEN LIMITED DURATION FUND
SCHEDULE OF INVESTMENTS continued

September 30, 2006 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
UTILITIES 3.2%
Electric Utilities 0.9%
Entergy Corp., 3.60%, 06/01/2008	$3,000,000	$2,909,436

Gas Utilities 1.3%
Consolidated Natural Gas Co., Ser. B, 5.375%, 11/01/2006	4,000,000	3,999,424

Multi-Utilities 1.0%
Baltimore Gas & Electric Co., 5.25%, 12/15/2006	3,000,000	2,998,062

Total Corporate Bonds (cost $110,779,717)		110,651,043

FOREIGN BONDS-GOVERNMENT (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY
INDICATED) 1.0%
Mexico, 8.00%, 12/28/2006 MXN (cost $3,154,981)	33,000,000	3,010,046

U.S. GOVERNMENT & AGENCY OBLIGATIONS 4.1%
FHLMC, 2.85%, 02/23/2007	$8,000,000	7,925,056
FNMA, FRN, 4.32%, 02/17/2009	5,000,000	4,856,550

Total U.S. Government & Agency Obligations (cost $13,012,288)		12,781,606

U.S. TREASURY OBLIGATIONS 17.5%
U.S. Treasury Notes:
4.375%, 01/31/2008 þ	9,500,000	9,446,572
4.625%, 03/31/2008 þ	14,000,000	13,971,566
4.875%, 04/30/2008 - 05/31/2008 þ	7,000,000	7,013,166
5.00%, 07/31/2008 þ	20,000,000	20,100,020
5.125%, 06/30/2008 þ	4,000,000	4,026,876

Total U.S. Treasury Obligations (cost $54,403,207)		54,558,200

WHOLE LOAN MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 8.5%
FIXED-RATE 4.9%
Banc America Comml. Mtge., Inc., Ser. 2006-2, Class A1, 5.61%, 05/10/2045	2,913,939	2,992,907
Countrywide Alternative Loan Trust, Ser. 2004-30CB, Class 1A3, 5.50%, 02/25/2035	5,000,000	4,971,114
Washington Mutual, Inc.:
Ser. 2004-AR4, Class A6, 3.80%, 06/25/2034	3,500,000	3,374,630
Ser. 2004-AR5, Class A6, 3.85%, 06/25/2034	4,000,000	3,868,696

		15,207,347

FLOATING-RATE 3.6%
First Horizon Alternative Mtge. Securities, 5.80%, 12/25/2035	3,157,303	3,169,522
GSR Mtge. Loan Trust, Ser. 2005-AR1, Class 2A1, 4.95%, 01/25/2035	6,720,301	6,636,835
Morgan Stanley Capital I, Inc., Ser. 2005-XLF, Class K, 5.98%, 08/15/2019 144A	1,470,000	1,470,015

		11,276,372

Total Whole Loan Mortgage-Backed Collateralized Mortgage Obligations (cost $26,615,098)		26,483,719

WHOLE LOAN MORTGAGE-BACKED PASS THROUGH SECURITIES 2.2%
FLOATING-RATE 2.2%
Banc America Funding Corp., Ser. 2006-D, Class 2A1, 5.58%, 05/20/2036	4,675,667	4,700,120
Banc America Mtge. Securities, Inc., Ser. 2002-E, Class A1, 6.94%, 05/20/2032	53,132	53,528
IndyMac INDX Mtge. Loan Trust, Ser. 2005-AR3, Class 4A1, 5.51%, 04/25/2035	2,220,540	2,209,882

Total Whole Loan Mortgage-Backed Pass Through Securities (cost $7,010,918)		6,963,530

WHOLE LOAN SUBORDINATE COLLATERALIZED MORTGAGE OBLIGATIONS 1.3%
FIXED-RATE 0.3%
MASTR Resecuritization Trust, Ser. 2005-2, 4.75%, 03/28/2034	1,033,599	1,004,306

FLOATING-RATE 1.0%
Countrywide Home Loans, Inc., Ser. 2004-HYB8, Class 1M2, 6.90%, 01/20/2035	2,908,326	2,958,873

Total Whole Loan Subordinate Collateralized Mortgage Obligations (cost $3,980,780)		3,963,179

3

EVERGREEN LIMITED DURATION FUND
SCHEDULE OF INVESTMENTS continued

September 30, 2006 (unaudited)
	Principal Amount	Value

YANKEE OBLIGATIONS-CORPORATE 7.1%
CONSUMER STAPLES 0.3%
Beverages 0.3%
SABMiller plc, 5.80%, 07/01/2009 144A	$1,000,000	$1,000,993

FINANCIALS 6.5%
Commercial Banks 1.6%
KfW Bankengruppe, 3.25%, 07/16/2007	5,000,000	4,912,210

Diversified Financial Services 3.6%
Preferred Term Securities, Ltd., FRN:
6.97%, 03/24/2034 144A	5,000,000	5,097,650
6.97%, 06/24/2034 144A	3,000,000	3,064,080
6.99%, 12/22/2036 144A	3,000,000	3,000,000

		11,161,730

Real Estate Investment Trusts 1.3%
Westfield Capital Corp., Ltd., FRN, 5.77%, 11/02/2007 144A	4,000,000	4,011,780

TELECOMMUNICATION SERVICES 0.3%
Diversified Telecommunication Services 0.3%
Telecom Italia Capital, 4.875%, 10/01/2010	1,000,000	968,349

Total Yankee Obligations-Corporate (cost $22,019,090)		22,055,062

	Shares	Value

PREFERRED STOCKS 1.2%
FINANCIALS 1.2%
Thrifts & Mortgage Finance 1.2%
Fannie Mae, Ser. O (cost $3,902,500)	70,000	3,723,125

	Principal Amount	Value

SHORT-TERM INVESTMENTS 19.4%
U.S. TREASURY OBLIGATIONS 0.2%
U.S. Treasury Bill, 4.84%, 10/26/2006 ƒ †	$500,000	498,413

	Shares	Value

MUTUAL FUND SHARES 19.2%
Evergreen Institutional Money Market Fund ø	2,091,285	2,091,285
Navigator Prime Portfolio þþ	57,693,611	57,693,611

		59,784,896

Total Short-Term Investments (cost $60,283,309)		60,283,309

Total Investments (cost $362,891,420) 115.9%		360,724,114
Other Assets and Liabilities (15.9%)		(49,395,614)

Net Assets 100.0%		$311,328,500

144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.
	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
+	Security is deemed illiquid and is valued using market quotations when readily available.
þ	All or a portion of this security is on loan.
ƒ	All or a portion of this security was pledged to cover initial margin requirements for open futures contracts.
†	Rate shown represents the yield to maturity at date of purchase.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
þþ	Represents investment of cash collateral received from securities on loan.

4

EVERGREEN LIMITED DURATION FUND
SCHEDULE OF INVESTMENTS continued

September 30, 2006 (unaudited)
Summary of Abbreviations
CDO	Collateralized Debt Obligation
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
MASTR	Mortgage Asset Securitization Transactions, Inc.
MXN	Mexican Peso
REIT	Real Estate Investment Trust

At September 30, 2006, the Fund had open long futures contracts outstanding as follows:

Expiration	Contracts	Initial Contract Amount	Value at September 30, 2006	Unrealized Gain

December 2006	300 2-Year U.S. Treasury Note Futures	$61,201,500	$61,350,000	$148,500

At September 30, 2006, the Fund had open short futures contracts outstanding as follows:

Expiration	Contracts	Initial Contract Amount	Value at September 30, 2006	Unrealized Loss

December 2006	85 5-Year U.S. Treasury Note Futures	$8,898,438	$8,969,254	$70,816

On September 30, 2006, the aggregate cost of securities for federal income tax purposes was $362,891,420. The gross unrealized appreciation and depreciation on securities based on tax cost was $842,554 and $3,009,860, respectively, with a net unrealized depreciation of $2,167,306.

5

EVERGREEN SHORT INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS

September 30, 2006 (unaudited)
	Principal Amount	Value

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 10.6%
FIXED-RATE 10.6%
FHLMC:
6.98%, 10/01/2020	$15,524,198	$16,458,910
7.30%, 12/01/2012	2,012,240	2,140,017
FNMA:
4.44%, 04/01/2013	3,829,908	3,693,559
4.83%, 02/01/2013	11,214,627	11,021,929
6.02%, 01/01/2009	3,190,081	3,215,156
6.08%, 10/01/2008	14,795,683	14,905,549
6.14%, 02/01/2008	4,050,323	4,056,809
6.26%, 03/01/2011	2,616,805	2,693,972
6.29%, 06/01/2011	3,360,563	3,484,314
6.37%, 01/01/2008	2,115,386	2,122,998
6.50%, 07/01/2011	2,448,230	2,559,973
6.69%, 06/01/2011	5,006,993	5,257,728
6.79%, 12/01/2007	3,026,542	3,044,193
6.82%, 12/01/2007	6,102,216	6,138,401
6.875%, 01/01/2007	2,674,180	2,668,991
6.91%, 07/01/2009	9,197,705	9,489,993
6.97%, 11/01/2007	3,887,062	3,956,642
7.01%, 12/01/2010	4,178,344	4,411,354
7.09%, 07/01/2009	3,764,930	3,903,589
7.20%, 12/01/2006	3,187,323	3,181,605
7.29%, 12/01/2010	3,874,909	4,132,525

Total Agency Commercial Mortgage-Backed Securities (cost $118,193,218)		112,538,207

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 6.9%
FIXED-RATE 6.9%
FHLMC:
Ser. 2693, Class PD, 4.50%, 04/15/2017	8,218,000	7,955,736
Ser. 2752, Class PE, 5.00%, 02/15/2028	13,190,000	12,991,979
Ser. 2773, Class EB, 4.50%, 08/15/2013	11,940,000	11,817,465
Ser. 2780, Class LD, 5.00%, 03/15/2029	6,703,000	6,585,073
Ser. 2807, Class ND, 5.50%, 04/15/2029	14,620,000	14,549,153
Ser. 3138, Class PC, 5.50%, 06/15/2032	5,460,000	5,401,258
FNMA, Ser. 2006-63, Class QE, 5.50%, 11/25/2032	13,925,000	13,767,095

		73,067,759

FLOATING-RATE 0.0%
FHLMC, Ser. 1935, Class FL, 6.08%, 02/15/2027	30,452	30,646

Total Agency Mortgage-Backed Collateralized Mortgage Obligations (cost $73,673,332)		73,098,405

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES 8.3%
FIXED-RATE 7.5%
FHLMC:
5.00%, 04/01/2021	2,794,742	2,747,238
5.48%, 05/01/2036	8,076,123	8,078,962
6.50%, 09/01/2019	5,596,502	5,717,760
FHLMC 30 year, 5.00%, TBA #	12,150,000	11,686,781
FNMA:
5.44%, 04/01/2036	11,480,223	11,363,880
5.46%, 02/01/2036	11,331,889	11,297,717
5.88%, 07/01/2036	8,195,577	8,231,831
6.50%, 07/01/2017 - 08/01/2017	2,606,157	2,665,124
7.00%, 10/01/2007 - 08/01/2032	1,578,011	1,622,689
7.50%, 10/01/2031 - 03/01/2032	387,034	400,557

1

EVERGREEN SHORT INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS continued

September 30, 2006 (unaudited)
Principal Amount		Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FIXED-RATE continued
FNMA 30 year:
5.94%, TBA #	$8,340,000	$8,330,878
6.00%, TBA #	5,855,000	5,882,448
GNMA, 8.05%, 06/15/2019 - 10/15/2020	1,170,186	1,242,091

		79,267,956

FLOATING-RATE 0.8%
FHLMC, 5.76%, 04/01/2036 #	9,014,623	9,045,469
FNMA, 5.34%, 06/01/2017	12,704	12,591

		9,058,060

Total Agency Mortgage-Backed Pass Through Securities (cost $88,369,088)		88,326,016

AGENCY REPERFORMING MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 0.8%
FNMA, Ser. 2003-W19, Class 1A5, 5.50%, 11/25/2033 (cost $8,845,549)	8,491,523	8,444,848

ASSET-BACKED SECURITIES 4.3%
CSAB Mtge. Backed Trust, Ser. 2006-2, Class A3A, 5.80%, 09/25/2036	10,510,000	10,495,220
JPMorgan Alternative Loan Trust, Ser. 2006-S2, Class A6, 6.05%, 05/25/2036	5,625,000	5,631,356
Merrill Lynch Mtge. Investments, Inc., Ser. 2005-SL3, Class A2A, 5.37%, 12/25/2035	7,232,816	7,200,335
Nomura Asset Acceptance Corp., Ser. 2006-AF1, Class 1A3, 6.41%, 05/25/2036	6,646,000	6,865,983
Popular ABS Mtge. Pass-Through Trust, Ser. 2005-5, Class AF1, 5.10%, 11/25/2035	7,245,896	7,206,256
Vanderbilt Mtge. & Fin., Inc., Ser. 1997-B, Class 1A6, 7.60%, 06/07/2025	8,000,000	8,284,483

Total Asset-Backed Securities (cost $45,978,361)		45,683,633

COMMERCIAL MORTGAGE-BACKED SECURITIES 11.8%
FIXED-RATE 10.1%
Banc of America Comml. Mtge., Inc.:
Ser. 2004-4, Class A1, 3.46%, 07/10/2042	5,537,729	5,446,000
Ser. 2004-4, Class A6, 4.88%, 07/10/2042	8,950,000	8,700,394
Bear Stearns Comml. Mtge. Securities, Inc., Ser. 2002, Class E, 7.29%, 10/15/2036 144A	5,000,000	5,441,005
Commercial Mtge. Pass-Through Cert., Ser. 2004-LB2A, Class A1, 2.96%, 03/10/2039	6,606,926	6,412,897
Credit Suisse First Boston Mtge. Securities Corp., Ser. 2003-CK2, Class A4, 4.80%, 03/15/2036	12,530,000	12,213,886
GE Capital Comml. Mtge. Corp., Ser. 2003-C1, Class A1, 3.09%, 01/10/2038	3,369,979	3,290,325
GMAC Comml. Mtge. Securities, Inc., Ser. 2003-C3, Class A4, 5.02%, 04/10/2040	12,725,000	12,538,742
Goldman Sachs Mtge. Securities Corp. II, Ser. 2003-C1, Class A1, 2.90%, 01/10/2040	6,339,522	6,215,218
JPMorgan Chase & Co. Comml. Mtge. Securities Corp.:
Ser. 2003-PM1, Class A4, 5.33%, 08/12/2040	8,370,000	8,387,015
Ser. 2004-CB8, Class A4, 4.40%, 01/12/2039	10,295,000	9,721,487
Merrill Lynch Mtge. Trust, Ser. 2003-KEY1, Class A4, 5.24%, 11/12/2035 #	4,440,000	4,424,638
Morgan Stanley Capital I, Inc.:
Ser. 1998-XL1, Class A3, 6.48%, 06/03/2030	6,254,000	6,329,986
Ser. 2003-IQ4, Class A2, 4.07%, 05/15/2040	18,490,000	17,312,660

		106,434,253

FLOATING-RATE 1.7%
JPMorgan Chase & Co. Comml. Mtge. Securities Corp., Ser. 2004-CB9, Class A4, 5.56%, 06/12/2041	10,000,000	10,132,628
Morgan Stanley Dean Witter, Ser. 2001, Class E, 7.50%, 07/15/2033 144A	7,000,000	7,735,558

		17,868,186

Total Commercial Mortgage-Backed Securities (cost $126,065,147)		124,302,439

CORPORATE BONDS 30.7%
CONSUMER DISCRETIONARY 4.9%
Automobiles 0.1%
DaimlerChrysler AG, 7.30%, 01/15/2012	1,240,000	1,319,412

Media 2.3%
Comcast Corp.:
6.20%, 11/15/2008	870,000	887,458
6.75%, 01/30/2011	10,175,000	10,699,623
Time Warner, Inc., 6.875%, 05/01/2012	12,175,000	12,888,613

		24,475,694

2

EVERGREEN SHORT INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS continued

September 30, 2006 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
CONSUMER DISCRETIONARY continued
Multi-line Retail 1.5%
May Department Stores Co., 7.45%, 09/15/2011	$6,525,000	$6,957,503
Target Corp., 5.875%, 07/15/2016	8,500,000	8,825,746

		15,783,249

Specialty Retail 1.0%
Home Depot, Inc., 5.40%, 03/01/2016	10,725,000	10,673,670

CONSUMER STAPLES 2.4%
Beverages 0.7%
Molson Coors Brewing Co., 6.375%, 05/15/2012	7,000,000	7,287,609

Food & Staples Retailing 0.7%
Safeway, Inc., 4.80%, 07/16/2007	7,525,000	7,488,301

Food Products 1.0%
General Mills, Inc., 6.00%, 02/15/2012	10,000,000	10,309,470

FINANCIALS 15.2%
Capital Markets 3.0%
Bank of New York Co., 7.30%, 12/01/2009	5,000,000	5,311,430
Goldman Sachs Group, Inc.:
3.875%, 01/15/2009	11,000,000	10,709,072
7.35%, 10/01/2009	790,000	837,912
Legg Mason, Inc., 6.75%, 07/02/2008	9,950,000	10,200,471
Merrill Lynch & Co., Inc., 4.125%, 09/10/2009	5,000,000	4,858,380

		31,917,265

Commercial Banks 2.7%
National City Corp.:
4.50%, 03/15/2010	10,250,000	10,009,883
6.20%, 12/15/2011	2,475,000	2,586,256
PNC Financial Services Group, Inc., 6.125%, 02/15/2009	3,400,000	3,473,998
SunTrust Banks, Inc., 6.375%, 04/01/2011	10,720,000	11,199,077
Union Planters Bank, 6.50%, 03/15/2008	1,000,000	1,017,973

		28,287,187

Consumer Finance 2.3%
American General Finance Corp.:
3.875%, 10/01/2009	3,000,000	2,901,669
4.50%, 11/15/2007	5,370,000	5,329,263
ConocoPhillips Funding Co., 5.45%, 10/15/2006	1,000,000	1,000,012
Ford Motor Credit Co., 7.375%, 10/28/2009	4,700,000	4,570,544
HSBC Finance Corp.:
4.625%, 09/15/2010	5,000,000	4,902,275
5.70%, 06/01/2011	6,000,000	6,113,322

		24,817,085

Diversified Financial Services 1.2%
Sprint Capital Corp., 7.625%, 01/30/2011	11,000,000	11,854,744
Verizon Global Funding Corp., 6.125%, 06/15/2007	860,000	864,279

		12,719,023

Insurance 3.1%
Genworth Financial, Inc., 4.75%, 06/15/2009	10,750,000	10,647,187
MetLife, Inc., 5.00%, 06/15/2015	13,000,000	12,607,478
Prudential Financial, Inc., 5.10%, 09/20/2014	9,375,000	9,168,647

		32,423,312

Real Estate Investment Trusts 1.6%
Archstone-Smith Trust, 5.25%, 05/01/2015	7,200,000	7,060,435
Duke Realty Corp., 3.35%, 01/15/2008	10,000,000	9,756,090

		16,816,525

3

EVERGREEN SHORT INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS continued

September 30, 2006 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
FINANCIALS continued
Real Estate Management & Development 0.6%
EOP Operating, LP, 7.00%, 07/15/2011	$6,300,000	$6,675,682

Thrifts & Mortgage Finance 0.7%
Washington Mutual, Inc., 5.00%, 03/22/2012	7,000,000	6,850,900

HEALTH CARE 1.7%
Health Care Providers & Services 0.8%
WellPoint, Inc., 5.00%, 01/15/2011	9,000,000	8,888,616

Pharmaceuticals 0.9%
Allergan, Inc., 5.75%, 04/01/2016 144A	9,000,000	9,147,969

INDUSTRIALS 1.1%
Road & Rail 1.1%
Burlington Northern Santa Fe Corp., 5.90%, 07/01/2012	10,975,000	11,307,279

MATERIALS 0.8%
Paper & Forest Products 0.8%
International Paper Co., 5.85%, 10/30/2012	8,695,000	8,895,959

TELECOMMUNICATION SERVICES 2.5%
Diversified Telecommunication Services 1.9%
SBC Communications, Inc.:
5.875%, 02/01/2012	2,825,000	2,869,951
6.25%, 03/15/2011	8,500,000	8,783,985
Verizon Communications, Inc., 5.875%, 01/17/2012	8,370,000	8,464,096

		20,118,032

Wireless Telecommunication Services 0.6%
Cingular Wireless, 8.125%, 05/01/2012	5,725,000	6,451,251

UTILITIES 2.1%
Electric Utilities 1.5%
Carolina Power & Light Co., 6.50%, 07/15/2012	8,500,000	8,952,064
Southwestern Public Service Co., Ser. B, 5.125%, 11/01/2006	6,490,000	6,487,631

		15,439,695

Gas Utilities 0.6%
Consolidated Natural Gas Co.:
Ser. A, 6.85%, 04/15/2011	2,500,000	2,631,212
Ser. B, 5.375%, 11/01/2006	4,300,000	4,299,381

		6,930,593

Total Corporate Bonds (cost $325,161,952)		325,023,778

U.S. GOVERNMENT & AGENCY OBLIGATIONS 0.8%
FHLMC:
3.50%, 04/01/2008	800,000	782,615
6.25%, 03/05/2012	1,675,000	1,681,511
FNMA:
3.00%, 02/26/2007	1,800,000	1,783,847
3.75%, 05/17/2007	1,250,000	1,238,574
4.75%, 01/02/2007	1,525,000	1,522,523
6.375%, 06/15/2009	890,000	922,851

Total U.S. Government & Agency Obligations (cost $8,274,849)		7,931,921

U.S. TREASURY OBLIGATIONS 19.0%
U.S. Treasury Bonds, 7.50%, 11/15/2016	64,200,000	78,665,095
U.S. Treasury Notes:
3.00%, 02/15/2008 ##	28,475,000	27,808,742
3.375%, 11/15/2008	92,790,000	90,390,543
4.25%, 08/15/2015	4,075,000	3,965,325

Total U.S. Treasury Obligations (cost $200,678,589)		200,829,705

4

EVERGREEN SHORT INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS continued

September 30, 2006 (unaudited)
	Principal Amount	Value

WHOLE LOAN MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 4.0%
FIXED-RATE 2.3%
Washington Mutual, Inc.:
Ser. 2005-AR12, Class 1A4, 4.84%, 10/25/2035	$13,310,000	$12,979,779
Ser. 2006-AR10, Class 1A1, 5.98%, 09/25/2036	11,713,049	11,841,776

		24,821,555

FLOATING-RATE 1.7%
Banc of America Mtge. Securities, Inc., Ser. 2005-D, Class 2A6, 4.78%, 05/25/2035	7,800,000	7,617,172
IndyMac INDX Mtge. Loan Trust, Ser. 2006-AR11, Class 3A1, 5.88%, 06/25/2036	10,220,950	10,208,787

		17,825,959

Total Whole Loan Mortgage-Backed Collateralized Mortgage Obligations (cost $42,829,198)		42,647,514

WHOLE LOAN MORTGAGE-BACKED PASS THROUGH SECURITIES 0.3%
FLOATING-RATE 0.3%
DLJ Mtge. Acceptance Corp., Ser. 1991-3, Class A1, 5.93%, 02/20/2021	268,758	268,090
Fund America Investors Corp., Ser. 1993-A, Class A5, 6.73%, 06/25/2023	837,706	844,262
Perpetual Savings Bank, Ser. 1990-1, Class 1, 6.41%, 04/01/2020	1,551,783	1,548,624

Total Whole Loan Mortgage-Backed Pass Through Securities (cost $2,656,750)		2,660,976

YANKEE OBLIGATIONS-CORPORATE 1.2%
TELECOMMUNICATION SERVICES 1.2%
Wireless Telecommunication Services 1.2%
Vodafone Group plc, 7.75%, 02/15/2010 (cost $12,468,138)	11,525,000	12,367,339

YANKEE OBLIGATIONS-GOVERNMENT 0.1%
Canada, 4.625%, 10/03/2006 (cost $1,124,010)	1,125,000	1,125,000

	Shares	Value

MUTUAL FUND SHARES 1.4%
MFS Charter Income Trust	44,600	375,086
MFS Intermediate Income Trust	515,000	3,162,100
MFS Multimarket Income Trust	323,942	1,930,695
Putnam Master Intermediate Income Trust	380,595	2,340,659
Putnam Premier Income Trust	716,509	4,463,851
Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund 2	259,900	3,022,637

Total Mutual Fund Shares (cost $15,001,667)		15,295,028

SHORT-TERM INVESTMENTS 3.0%
MUTUAL FUND SHARES 3.0%
Evergreen Institutional Money Market Fund ø ## (cost $31,217,162)	31,217,162	31,217,162

Total Investments (cost $1,100,537,010) 103.2%		1,091,491,971
Other Assets and Liabilities (3.2%)		(33,574,713)

Net Assets 100.0%		$1,057,917,258

#	When-issued or delayed delivery security
144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
Summary of Abbreviations
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
TBA	To Be Announced

On September 30, 2006, the aggregate cost of securities for federal income tax purposes was $1,101,871,498. The gross unrealized appreciation and depreciation on securities based on tax cost was $5,419,389 and $15,798,916, respectively, with a net unrealized depreciation of $10,379,527.

5

Item 2 — Controls and Procedures

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)	There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 — Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)	Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Select Fixed Income Trust

By:	/s/ Dennis H. Ferro
Dennis H. Ferro,
Principal Executive Officer

Date: November 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Dennis H. Ferro
Dennis H. Ferro,
Principal Executive Officer

Date: November 28, 2006

By:	/s/ Kasey Phillips
Kasey Phillips
Principal Financial Officer

Date: November 28, 2006